CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Deficit Accumulated In the Development Stage	Total
Beginning Balance, Amount at Jun. 12, 2003
Issuance of common stock, Amount		$ 2,697	$ (899)		$ 1,798
Issuance of common stock, Shares		2,696,250
Issuance of preferred stock, Amount	206		274,793		274,999
Issuance of preferred stock, Shares	206,250
Net Income loss				(333,146)	(333,146)
Ending Balance, Amount at Dec. 31, 2004	206	2,697	273,894	(333,146)	(56,349)
Ending Balance, Shares at Dec. 31, 2004	206,250	2,696,250
Issuance of preferred stock, Amount	188		249,813		250,001
Issuance of preferred stock, Shares	187,500
Issuance of preferred stock for contract termination, Amount	38		49,963		50,001
Issuance of preferred stock for contract termination, Shares	37,500
Issuance of stock options to non-employees			158,803		158,803
Net Income loss				(687,576)	(687,576)
Ending Balance, Amount at Dec. 31, 2005	432	2,697	732,472	(1,020,722)	(285,121)
Ending Balance, Shares at Dec. 31, 2005	431,250	2,696,250
Issuance of stock options to non-employees			511,888		511,888
Issuance of common stock for consulting, Amount		24	23,464		23,488
Issuance of common stock for consulting, Shares		24,638
Conversion of preferred stock to common stock, Amount	(432)	432
Conversion of preferred stock to common stock, Shares	(431,250)	431,250
Issuance of common stock to induce conversion of preferred stock, Amount		35	(35)
Issuance of common stock to induce conversion of preferred stock, Shares		34,358
Issuance of common stock to investor, Amount		1,643	1,564,381		1,566,023
Issuance of common stock to investor, Shares		1,644,255
Issuance of Common Stock Options to Employees			28,806		28,806
Net Income loss				(1,999,214)	(1,999,214)
Ending Balance, Amount at Dec. 31, 2006		4,830	2,860,976	(3,019,936)	(154,130)
Ending Balance, Shares at Dec. 31, 2006		4,830,750
Issuance of common stock, Amount		942	1,249,058		1,250,000
Issuance of common stock, Shares		940,587
Issuance of stock options to non-employees			429,391		429,391
Issuance of Common Stock Options to Employees			19,239		19,239
Net Income loss				(2,354,043)	(2,354,043)
Ending Balance, Amount at Dec. 31, 2007		5,772	4,558,664	(5,373,979)	(809,543)
Ending Balance, Shares at Dec. 31, 2007		5,771,337
Issuance of stock options to non-employees			216,779		216,779
Issuance of Common Stock Options to Employees			274,299		274,299
Net Income loss				(2,272,144)	(2,272,144)
Ending Balance, Amount at Dec. 31, 2008		5,772	5,049,742	(7,646,123)	(2,590,609)
Ending Balance, Shares at Dec. 31, 2008		5,771,337
Issuance of common stock, Amount		4,038	668,909		672,947
Issuance of common stock, Shares		4,037,682
Issuance of Common Stock Options to Employees			157,933		157,933
Issuance of stock options to employees			157,933		157,933
Non-cash fair value of stock options to non- employees			54,064		54,064
Fair value of stockholder debt, payables and advances settled in common stock, Amount		2,331	386,246		388,577
Fair value of stockholder debt, payables and advances settled in common stock, Shares		2,331,458
Fair value of common stock issued to settle accounts payable, Amount		564	103,308		103,872
Fair value of common stock issued to settle accounts payable, Shares		564,561
Fair value of common stock options issued to settle accounts payable and accrued expenses			18,364		18,364
Net Income loss				132,005	132,005
Ending Balance, Amount at Dec. 31, 2009		12,705	6,438,566	(7,514,118)	(1,062,847)
Ending Balance, Shares at Dec. 31, 2009		12,705,038
Issuance of Common Stock Options to Employees			86,985		86,985
Fair Value of Warrants Issued with Convertible Notes Payable			11,818		11,818
Net Income loss				(954,118)	(954,118)
Ending Balance, Amount at Dec. 31, 2010		12,705	6,537,369	(8,468,236)	(1,918,162)
Ending Balance, Shares at Dec. 31, 2010		12,705,038
Fair Value of Warrants Issued with Convertible Notes Payable			7,474		7,474
Share Based Compensation - restated			1,569,037		1,569,037
Common stock issued in cashless exercise of stock options, Amount		837	(837)
Common stock issued in cashless exercise of stock options, Shares		836,250
Common stock issued on conversion of notes payable and accrued interest, Amount		1,300	836,299		837,599
Common stock issued on conversion of notes payable and accrued interest, Shares		1,299,957
Common stock issued for consideration of extension of notes payable, Amount		45	37,455		37,500
Common stock issued for consideration of extension of notes payable, Shares		45,000
Common stock issued for deferred compensation, Amount		443	367,157		367,600
Common stock issued for deferred compensation, Shares		442,892
Preferred and Common stock issued for cash net of offering costs of $591,877, Amount	1,807	5,482	5,517,290		5,524,579
Preferred and Common stock issued for cash net of offering costs of $591,877, Shares	1,807,229	5,481,757
Shares issued upon recapitalization, Amount		1,500	(1,500)
Shares issued upon recapitalization, Shares		1,500,000
Recapitalization effect of net assets			589		589
Preferred Stock Dividend			880,278	(880,278)
Preferred Stock Dividend Accrued, Amount	117		96,993	(97,110)
Preferred Stock Dividend Accrued, Shares	117,001
Net Income loss				(3,260,225)	(3,260,225)
Ending Balance, Amount at Dec. 31, 2011	1,924	22,312	15,847,604	(12,705,849)	3,165,991
Ending Balance, Shares at Dec. 31, 2011	1,924,230	22,310,894
Share-based compensation			553,290		553,290
Common stock issued for bonus payment, Amount		70	69,930		70,000
Common stock issued for bonus payment, Shares		70,000
Preferred stock dividend, Amount	203		167,742	(167,945)
Preferred stock dividend, Shares	202,344
Fair value of common stock issued for consulting services, Amount		130	110,370		110,500
Fair value of common stock issued for consulting services, Shares		130,000
Fair value of warrants issued for consulting services			134,420		134,420
Common Stock issued for cash, net of offering costs of $185,678, Amount		1,819	1,358,753		1,360,572
Common Stock issued for cash, net of offering costs of $185,678, Shares		1,819,119
Net Income loss				(4,016,746)	(4,016,746)
Ending Balance, Amount at Dec. 31, 2012	$ 2,127	$ 24,331	$ 18,242,109	$ (16,890,540)	$ 1,378,027
Ending Balance, Shares at Dec. 31, 2012	2,126,574	24,330,013